Property, plant and equipment Property, plant, and equipment - Summary of Right-of-Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 875	$ 1,065
Additions for the year	105	301
Depreciation for the year (included within operating costs)	(322)	(272)
Impairment charges	(904)	(3,487)	$ (132)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	475	507
Additions for the year	30	89
Depreciation for the year (included within operating costs)	(93)	(69)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	400	558
Additions for the year	75	212
Depreciation for the year (included within operating costs)	(229)	(203)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges	(37)	(10)
Right-of-use assets | Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges	(6)	(6)
Right-of-use assets | Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges	$ (31)	$ (4)